Share-Based Payments - Range of exercise price (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Apr. 30, 2024 $ / shares	Oct. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Apr. 30, 2023 $ / shares	Oct. 31, 2022 $ / shares	Jul. 31, 2022 $ / shares	Apr. 30, 2022 $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 618.56	$ 329.26	$ 381.97	$ 535.95	$ 445.76	$ 396.30	$ 485.01	$ 387.35	$ 370.34	$ 359.80	$ 372.69	$ 312.22
Number of stock options (in shares) | shares	4,300,760	5,118,949	5,511,767										5,619,113
Weighted average remaining contractual life	5 years 10 months 20 days	5 years 10 months 24 days	6 years 2 months 12 days
9.84 - 11.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	79,090
Weighted average remaining contractual life	11 months 12 days
11.82 - 14.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	211,237
Weighted average remaining contractual life	1 year 8 months 1 day
19.13 - 21.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	187,131
Weighted average remaining contractual life	2 years 10 months 13 days
83.96 - 89.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	197,381
Weighted average remaining contractual life	3 years 11 months 15 days
117.90 - 141.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	319,312
Weighted average remaining contractual life	4 years 10 months 28 days
124.18 - 257.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	617,923
Weighted average remaining contractual life	5 years 1 month 28 days
243.52 - 321.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	533,170
Weighted average remaining contractual life	4 years 9 months 14 days
293.49 - 382.83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	705,359
Weighted average remaining contractual life	6 years 2 months 19 days
310.32 - 478.52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	714,875
Weighted average remaining contractual life	7 years 6 months 18 days
380.34 - 618.56
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | shares	735,282
Weighted average remaining contractual life	8 years 10 months 2 days
Bottom of range | 9.84 - 11.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 9.84
Bottom of range | 11.82 - 14.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	11.82
Bottom of range | 19.13 - 21.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	19.13
Bottom of range | 83.96 - 89.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	83.96
Bottom of range | 117.90 - 141.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	117.90
Bottom of range | 124.18 - 257.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	124.18
Bottom of range | 243.52 - 321.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	243.52
Bottom of range | 293.49 - 382.83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	293.49
Bottom of range | 310.32 - 478.52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	310.32
Bottom of range | 380.34 - 618.56
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	380.34
Top of range | 9.84 - 11.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	11.89
Top of range | 11.82 - 14.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	14.68
Top of range | 19.13 - 21.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	21.99
Top of range | 83.96 - 89.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	89.68
Top of range | 117.90 - 141.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	141.03
Top of range | 124.18 - 257.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	257.23
Top of range | 243.52 - 321.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	321.23
Top of range | 293.49 - 382.83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	382.83
Top of range | 310.32 - 478.52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	478.52
Top of range | 380.34 - 618.56
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share)	$ 618.56